Document and Entity Information	Sep. 11, 2020
Cover [Abstract]
Entity Address, Country	US
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32157
Entity Tax Identification Number	84-1318182
Entity Address, Address Line One	6836 Bee Cave Road
Entity Address, Address Line Two	Building III
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	614-1848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2020
Entity Registrant Name	SAVARA INC.
Entity Central Index Key	0001160308
Trading Symbol	SVRA
Entity Emerging Growth Company	false